STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 497(j)
                                                                                                                                          1933 Act File No. 033-33980
1940 Act File No. 811-06067

March 4, 2016

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Dimensional Investment Group Inc. (the “Registrant”)
File Nos. 033-33980 and 811-06067
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 75/76 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 75/76 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2016.

Please direct any questions or comments relating to this certification to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana L. Cresswell
Jana L. Cresswell